SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENT [Text Block]

27. SUBSEQUENT EVENT

Subsequent to December 31, 2020, the Company completed its offering of US$400 million aggregate principal amount of 7.0% Senior Secured Notes due February 15, 2026. A portion of the proceeds were used to redeem the outstanding US$250 million 8.75% Senior Secured Notes due on June 15, 2022. The remaining proceeds, net of transaction costs, call premium and accrued interest, of approximately $167 million (US$131 million) are available for capital expenditures, including at its Florence Copper project and Gibraltar mine, working capital and for general corporate purposes.